Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits—April 1	$ 62	$ 54	$ 75
Gross increases—tax positions in prior period	5	6	2
Gross decreases—tax positions in prior period	(1)	0	0
Gross increases—tax positions in current period	19	7	6
Settlements	0	(1)	(28)
Lapse of statute of limitations	(1)	(1)	0
Foreign exchange	(1)	(3)	(1)
Gross unrecognized tax benefits— March 31	$ 83	$ 62	$ 54